SUBSEQUENT EVENTS (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 02, 2017	Nov. 14, 2016	May 16, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount				$ 0	$ 483,768
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				11,393,643		8,086,796
Proceeds from Convertible Debt		$ 557,513		$ 400,357	$ 325,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				16,286,796	930,848
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount	$ 488,649
Debt Conversion, Converted Instrument, Shares Issued	21,477,046
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	19,290,252
Proceeds from Issuance of Notes and Warrants			$ 816,870
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	16,134,954